Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts Receivable

Accounts receivable break down as follows:

(€ million)	December 31, 2018		December 31, 2017	December 31, 2016
Gross value	7,430		7,405	7,506
Allowances	(170	)(a)	(189)	(195)

Carrying amount	7,260		7,216	7,311

(a)

With effect from January 1, 2018, impairment allowances cover expected losses as required by IFRS 9, rather than (as previously) incurred losses. The impact of this new impairment methodology as of January 1, 2018 is to increase the total impairment allowance by €17 million.

Summary of Gross Value of Overdue Receivables

The gross value of overdue receivables was €547 million as of December 31, 2018, versus €644 million as of December 31, 2017 and €597 million as of December 31, 2016.

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2018	547	257	172	36	21	61
December 31, 2017	644	247	143	113	48	93
December 31, 2016	597	133	103	121	42	198